VictoryShares Free Cash Flow Growth ETF Expense Example - VictoryShares Free Cash Flow Growth ETF - VictoryShares Free Cash Flow Growth ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 618